Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended		6 Months Ended
	Aug. 06, 2018	Jul. 06, 2018	Jul. 31, 2018	Jan. 31, 2018	Jun. 30, 2018
Subsequent Event [Line Items]
Investment in equity accounted joint venture					$ 10,475
Total expected capital cost of investment in joint venture					10,475
Ethylene Marine Export Terminal [Member]
Subsequent Event [Line Items]
Investment in equity accounted joint venture				$ 10,000	10,000
Total expected capital cost of investment in joint venture					$ 10,475
Subsequent Event [Member] | Ethylene Marine Export Terminal [Member]
Subsequent Event [Line Items]
Investment in equity accounted joint venture	$ 25,000	$ 15,000	$ 15,000
Total expected capital cost of investment in joint venture	$ 155,000		$ 155,000